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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:   811-04739

                         VIRTUS TOTAL RETURN FUND INC.
              (exact name of registrant as specified in charter)

                    101 Munson Street, Greenfield, MA 01301
                   (Address of principal executive offices)

 Jennifer Fromm, Esq., Virtus Investment Partners, Inc., One Financial Plaza,
                              Hartford, CT 06103
                    (Name and Address of agent for service)

Registrant's telephone number, including area code: 800-243-1574

Date of Fiscal Year End: 11/30

Date of Reporting Period: 07/01/2020 - 06/30/2021

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 81104739
Reporting Period: 07/01/2020 - 06/30/2021
Virtus Total Return Fund Inc.









========== Virtus Total Return Fund Inc. ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Total Return Fund Inc.

By:  /s/ George R. Aylward
George R. Aylward, President

Date: January 31, 2022